Derivative Financial Instruments (Narrative) (Details)				12 Months Ended					12 Months Ended
	Jan. 31, 2012 USD ($)	Jan. 31, 2012 JPY (¥)	Jan. 31, 2011 JPY (¥)	Jan. 31, 2012 Fair Value Instruments [Member]	Jan. 31, 2012 Net Investment Hedge [Member]	Jan. 31, 2012 Cash Flow Instruments [Member]	Jan. 31, 2012 GBP [Member] GBP (£)	Jan. 31, 2011 GBP [Member] GBP (£)	Jan. 31, 2012 Non-U.S. Denominated Debt [Member] Net Investment Hedge [Member]	Jan. 31, 2012 Non-U.S. Denominated Debt [Member] Cash Flow Instruments [Member]	Jan. 31, 2012 Netting And Collateral [Member] USD ($)	Jan. 31, 2011 Netting And Collateral [Member] USD ($)
Derivative [Line Items]
Cash collateral held from counterparties											$ 387,000,000	$ 344,000,000
Threshold of derivative liability position requiring cash collateral	150,000,000
Debt designated as United Kingdom net investment hedge							3,000,000,000	3,000,000,000
Debt designated as Japanese net investment hedge		¥ 275,000,000,000	¥ 437,000,000,000
Instrument maturity date range start				2012-04	2023-10	2013-08			2013-01	2029-09
Instrument maturity date range end				2014-05	2030-02	2015-07			2039-01	2034-03